THE ADVISORS' INNER CIRCLE FUND II

                  FROST INTERNATIONAL EQUITY FUND (THE "FUND")

                         SUPPLEMENT DATED APRIL 1, 2014
                                     TO THE
    CLASS A SHARES PROSPECTUS AND INSTITUTIONAL CLASS SHARES PROSPECTUS (THE
                                "PROSPECTUSES")
           DATED NOVEMBER 28, 2013, AS SUPPLEMENTED JANUARY 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

Effective April 1, 2014, William Fries and Lei Wang no longer serve as portfolio managers to the Fund. Accordingly, all references to William Fries and Lei Wang are hereby deleted from the Prospectuses.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 FIA-SK-025-0100